K&L | GATES	Kirkpatrick & Lockhart Preston Gates Ellis LLP 1601 K Street NW Washington, DC 20006-1600 T 202.778.9000 www.klgates.com

January 22, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D. C. 20549

Re:	EQ Advisors Trust - Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder is a registration statement for the Trust on Form N-14 (the “Registration Statement”). The Registration Statement includes a Notice of Special Meeting of Shareholders of the EQ/Janus Large Cap Growth Portfolio (the “Acquired Portfolio”), a series of the Trust, a Combined Proxy Statement and Prospectus, a Statement of Additional Information and a Form of Proxy relating to the special meeting of shareholders of the Acquired Fund scheduled to be held on April 18, 2007 (the “Meeting”). The Meeting is being held to request shareholder approval of the reorganization of the Acquired Portfolio into the EQ/TCW Equity Portfolio of the Trust.

Pursuant to Rule 488 under the 1933 Act, this Registration Statement will become effective 30 days after today.

This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosures